Note 3 - Initial Public Offering (Details Textual) - $ / shares	Feb. 12, 2025	Apr. 20, 2026
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10
Archimedes Tech SPAC Partners II Co
Units Issued, Price Per Unit	$ 10
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
IPO [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)	23,000,000
Units Issued, Price Per Unit	$ 10
Units Issued, Number of Shares Per Unit	1
Units Issued, Number of Warrants Per Unit	0.5
Over-Allotment Option [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)	3,000,000